Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Third Avenue Trust
Entity Central Index Key	0001031661
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000199334 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Z Class
Trading Symbol	TAVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TAVZX)	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to show how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio relative performance was aided by security selection within the Financials and Materials sectors and by a relative absence of exposure to the Healthcare sector.
  Portfolio performance was also aided by overweight exposures to Germany and Ireland and significant security selection outperformance within those markets.
  Top performing holdings included Deutsche Bank AG, Bank of Ireland Group PLC and Buzzi SpA.
  Materials companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance.
  Automotive companies such as BMW and Subaru Corp. also provided important positive contributions.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by an overweight exposure to the United Kingdom and relative underperformance from U.K. security selection.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American Building Products companies, Interfor Corp. and Boise Cascade Co.
  Relative performance was negatively impacted by a lack of exposure to the U.S. Information Technology sector, as well as large-cap U.S. stocks more broadly.
  The Fund’s somewhat elevated cash position was also a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from March 1, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI World Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TAVZX)	22.82%	23.56%	10.03%*
MSCI World Index	22.53%	16.12%	12.34%
*	Z Class commenced investment operations on March 1, 2018.

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 819,693,903
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,632,926
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$819,693,903
Total number of portfolio holdings	34
Total advisory fee paid, net	$6,632,926
Portfolio turnover rate, as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Metals & Mining	15.8%
Oil & Gas Production & Services	12.7%
Banks	10.8%
Building Products	10.5%
Diversified Holding Companies	9.3%
Automotive	8.8%
Transportation & Logistics	6.7%
Capital Equipment	6.2%
Others^	13.2%
Short-Term Investments	5.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000003885 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Institutional Class
Trading Symbol	TAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAVFX)	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to show how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio relative performance was aided by security selection within the Financials and Materials sectors and by a relative absence of exposure to the Healthcare sector.
  Portfolio performance was also aided by overweight exposures to Germany and Ireland and significant security selection outperformance within those markets.
  Top performing holdings included Deutsche Bank AG, Bank of Ireland Group PLC and Buzzi SpA.
  Materials companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance.
  Automotive companies such as BMW and Subaru Corp. also provided important positive contributions.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by an overweight exposure to the United Kingdom and relative underperformance from U.K. security selection.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American Building Products companies, Interfor Corp. and Boise Cascade Co.
  Relative performance was negatively impacted by a lack of exposure to the U.S. Information Technology sector, as well as large-cap U.S. stocks more broadly.
  The Fund’s somewhat elevated cash position was also a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI World Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TAVFX)	22.70%	23.44%	9.84%
MSCI World Index	22.53%	16.12%	12.37%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 819,693,903
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,632,926
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$819,693,903
Total number of portfolio holdings	34
Total advisory fee paid, net	$6,632,926
Portfolio turnover rate, as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Metals & Mining	15.8%
Oil & Gas Production & Services	12.7%
Banks	10.8%
Building Products	10.5%
Diversified Holding Companies	9.3%
Automotive	8.8%
Transportation & Logistics	6.7%
Capital Equipment	6.2%
Others^	13.2%
Short-Term Investments	5.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000085634 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Investor Class
Trading Symbol	TVFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVFVX)	$153	1.38%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to show how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio relative performance was aided by security selection within the Financials and Materials sectors and by a relative absence of exposure to the Healthcare sector.
  Portfolio performance was also aided by overweight exposures to Germany and Ireland and significant security selection outperformance within those markets.
  Top performing holdings included Deutsche Bank AG, Bank of Ireland Group PLC and Buzzi SpA.
  Materials companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance.
  Automotive companies such as BMW and Subaru Corp. also provided important positive contributions.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by an overweight exposure to the United Kingdom and relative underperformance from U.K. security selection.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American Building Products companies, Interfor Corp. and Boise Cascade Co.
  Relative performance was negatively impacted by a lack of exposure to the U.S. Information Technology sector, as well as large-cap U.S. stocks more broadly.
  The Fund’s somewhat elevated cash position was also a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class of the Fund and the MSCI World Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVFVX)	22.42%	23.13%	9.56%
MSCI World Index	22.53%	16.12%	12.37%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 819,693,903
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,632,926
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$819,693,903
Total number of portfolio holdings	34
Total advisory fee paid, net	$6,632,926
Portfolio turnover rate, as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Metals & Mining	15.8%
Oil & Gas Production & Services	12.7%
Banks	10.8%
Building Products	10.5%
Diversified Holding Companies	9.3%
Automotive	8.8%
Transportation & Logistics	6.7%
Capital Equipment	6.2%
Others^	13.2%
Short-Term Investments	5.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000085635 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TVSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVSVX)	$145	1.41%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index (a broad-based index, the “Primary Index”) and the MSCI USA Small Cap Value Index (a narrower index, the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest positive contributions to absolute performance derived from MYR Group, Inc., ProAssurance Corp. and Supernus Pharmaceuticals, Inc.
  Security selection within the Healthcare sector aided both absolute and relative performance, as compared to both the primary and secondary indices.
  As compared to the primary index and secondary index, the Fund’s relative overweight to Materials and the Fund’s security selection within that industry both contributed positively.
  Security selection within the Real Estate sector also contributed positively to relative performance as compared to the primary and secondary indices.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in ICF International, Inc., Hamilton Beach Brands Holding Co. and FRP Holdings, Inc.
  As compared to the primary and secondary indices, a significant underweight in the Information Technology sector negatively impacted relative performance.
  The Fund’s relative performance, compared to the primary index, was negatively impacted by both a relative overweight to Financials and by security selection within Financials though, relative to the secondary index, the Fund’s relative performance benefited materially from security selection within Financials.
  The Fund’s relative performance, compared to both indices, was negatively impacted by a relative overweight to cash.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class of the Fund and the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVSVX)	5.26%	14.35%	8.53%
MSCI USA All Cap Index	21.00%	16.90%	14.20%
MSCI USA Small Cap Value Index	7.27%	14.61%	8.90%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 167,924,602
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,385,946
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$167,924,602
Total number of portfolio holdings	32
Total advisory fee paid, net	$1,385,946
Portfolio turnover rate, as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	15.5%
Insurance & Reinsurance	11.9%
Healthcare	10.6%
Financials	7.3%
Industrial Services	7.0%
Oil & Gas Production & Services	5.4%
U.S. Real Estate Operating Companies	5.4%
Materials/Diversified Chemicals	5.3%
Consumer Discretionary	4.8%
Metals Manufacturing	4.8%
Others^	17.5%
Short-Term Investments	4.2%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^
Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.

Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000003886 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	TASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TASCX)	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index (a broad-based index, the “Primary Index”) and the MSCI USA Small Cap Value Index (a narrower index, the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest positive contributions to absolute performance derived from MYR Group, Inc., ProAssurance Corp. and Supernus Pharmaceuticals, Inc.
  Security selection within the Healthcare sector aided both absolute and relative performance, as compared to both the primary and secondary indices.
  As compared to the primary index and secondary index, the Fund’s relative overweight to Materials and the Fund’s security selection within that industry both contributed positively.
  Security selection within the Real Estate sector also contributed positively to relative performance as compared to the primary and secondary indices.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in ICF International, Inc., Hamilton Beach Brands Holding Co. and FRP Holdings, Inc.
  As compared to the primary and secondary indices, a significant underweight in the Information Technology sector negatively impacted relative performance.
  The Fund’s relative performance, compared to the primary index, was negatively impacted by both a relative overweight to Financials and by security selection within Financials though, relative to the secondary index, the Fund’s relative performance benefited materially from security selection within Financials.
  The Fund’s relative performance, compared to both indices, was negatively impacted by a relative overweight to cash.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TASCX)	5.57%	14.64%	8.80%
MSCI USA All Cap Index	21.00%	16.90%	14.20%
MSCI USA Small Cap Value Index	7.27%	14.61%	8.90%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 167,924,602
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,385,946
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$167,924,602
Total number of portfolio holdings	32
Total advisory fee paid, net	$1,385,946
Portfolio turnover rate, as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	15.5%
Insurance & Reinsurance	11.9%
Healthcare	10.6%
Financials	7.3%
Industrial Services	7.0%
Oil & Gas Production & Services	5.4%
U.S. Real Estate Operating Companies	5.4%
Materials/Diversified Chemicals	5.3%
Consumer Discretionary	4.8%
Metals Manufacturing	4.8%
Others^	17.5%
Short-Term Investments	4.2%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^
Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.

Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000199335 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TASZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TASZX)	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index (a broad-based index, the “Primary Index”) and the MSCI USA Small Cap Value Index (a narrower index, the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest positive contributions to absolute performance derived from MYR Group, Inc., ProAssurance Corp. and Supernus Pharmaceuticals, Inc.
  Security selection within the Healthcare sector aided both absolute and relative performance, as compared to both the primary and secondary indices.
  As compared to the primary index and secondary index, the Fund’s relative overweight to Materials and the Fund’s security selection within that industry both contributed positively.
  Security selection within the Real Estate sector also contributed positively to relative performance as compared to the primary and secondary indices.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in ICF International, Inc., Hamilton Beach Brands Holding Co. and FRP Holdings, Inc.
  As compared to the primary and secondary indices, a significant underweight in the Information Technology sector negatively impacted relative performance.
  The Fund’s relative performance, compared to the primary index, was negatively impacted by both a relative overweight to Financials and by security selection within Financials though, relative to the secondary index, the Fund’s relative performance benefited materially from security selection within Financials.
  The Fund’s relative performance, compared to both indices, was negatively impacted by a relative overweight to cash.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from March 1, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TASZX)	5.65%	14.76%	7.99%*
MSCI USA All Cap Index	21.00%	16.90%	14.18%
MSCI USA Small Cap Value Index	7.27%	14.61%	7.84%
*	Z Class commenced investment operations on March 1, 2018.

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 167,924,602
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,385,946
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$167,924,602
Total number of portfolio holdings	32
Total advisory fee paid, net	$1,385,946
Portfolio turnover rate, as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	15.5%
Insurance & Reinsurance	11.9%
Healthcare	10.6%
Financials	7.3%
Industrial Services	7.0%
Oil & Gas Production & Services	5.4%
U.S. Real Estate Operating Companies	5.4%
Materials/Diversified Chemicals	5.3%
Consumer Discretionary	4.8%
Metals Manufacturing	4.8%
Others^	17.5%
Short-Term Investments	4.2%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^
Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.

Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000199336 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Z Class
Trading Symbol	TARZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TARZX)	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index (a broad-based index) and the MSCI ACWI IMI Core Real Estate Index (a sector specific index) to demonstrate the Fund’s performance relative to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States and Canada contributed to performance.
  By sub-industry, allocations to Residential Mortgages, Asset Management, and Real Estate Services contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Fannie Mae, Freddie Mac, and Brookfield Corporation.
Top Detractors from Performance
  By country, the United Kingdom detracted from performance.
  By sub-industry, allocations to Transportation, Homebuilding, and Timber REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included U-Haul Holding Co., Lennar Corp., and the Unite Group PLC.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from March 1, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TARZX)	16.69%	12.37%	4.56%*
MSCI World Index	22.53%	16.12%	12.34%
MSCI ACWI IMI Core Real Estate Index	4.87%	6.38%	3.81%
*	Z Class commenced investment operations on March 1, 2018.

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 367,941,744
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,955,259
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$367,941,744
Total number of portfolio holdings	36
Total advisory fee paid, net	$2,955,259
Portfolio turnover rate, as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Mortgage Finance	13.9%
Non-U.S. Real Estate Operating Companies	12.9%
Consulting/Management	12.5%
U.S. Homebuilder	12.4%
Non-U.S. Real Estate Investment Trusts	11.7%
U.S. Real Estate Investment Trusts	11.3%
U.S. Real Estate Operating Companies	4.7%
Others^	14.5%
Purchased Options**	0.0%
Short-Term Investments	5.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
^	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
**	Amount less than 0.01%.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000003887 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	TAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAREX)	$126	1.16%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index (a broad-based index) and the MSCI ACWI IMI Core Real Estate Index (a sector specific index) to demonstrate the Fund’s performance relative to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States and Canada contributed to performance.
  By sub-industry, allocations to Residential Mortgages, Asset Management, and Real Estate Services contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Fannie Mae, Freddie Mac, and Brookfield Corporation.
Top Detractors from Performance
  By country, the United Kingdom detracted from performance.
  By sub-industry, allocations to Transportation, Homebuilding, and Timber REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included U-Haul Holding Co., Lennar Corp., and the Unite Group PLC.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TAREX)	16.58%	12.26%	5.36%
MSCI World Index	22.53%	16.12%	12.37%
MSCI ACWI IMI Core Real Estate Index	4.87%	6.38%	4.16%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 367,941,744
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,955,259
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$367,941,744
Total number of portfolio holdings	36
Total advisory fee paid, net	$2,955,259
Portfolio turnover rate, as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Mortgage Finance	13.9%
Non-U.S. Real Estate Operating Companies	12.9%
Consulting/Management	12.5%
U.S. Homebuilder	12.4%
Non-U.S. Real Estate Investment Trusts	11.7%
U.S. Real Estate Investment Trusts	11.3%
U.S. Real Estate Operating Companies	4.7%
Others^	14.5%
Purchased Options**	0.0%
Short-Term Investments	5.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
^	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
**	Amount less than 0.01%.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000085636 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Investor Class
Trading Symbol	TVRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVRVX)	$152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index (a broad-based index) and the MSCI ACWI IMI Core Real Estate Index (a sector specific index) to demonstrate the Fund’s performance relative to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States and Canada contributed to performance.
  By sub-industry, allocations to Residential Mortgages, Asset Management, and Real Estate Services contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Fannie Mae, Freddie Mac, and Brookfield Corporation.
Top Detractors from Performance
  By country, the United Kingdom detracted from performance.
  By sub-industry, allocations to Transportation, Homebuilding, and Timber REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included U-Haul Holding Co., Lennar Corp., and the Unite Group PLC.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class of the Fund and the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVRVX)	16.27%	11.98%	5.09%
MSCI World Index	22.53%	16.12%	12.37%
MSCI ACWI IMI Core Real Estate Index	4.87%	6.38%	4.16%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 367,941,744
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,955,259
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$367,941,744
Total number of portfolio holdings	36
Total advisory fee paid, net	$2,955,259
Portfolio turnover rate, as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Mortgage Finance	13.9%
Non-U.S. Real Estate Operating Companies	12.9%
Consulting/Management	12.5%
U.S. Homebuilder	12.4%
Non-U.S. Real Estate Investment Trusts	11.7%
U.S. Real Estate Investment Trusts	11.3%
U.S. Real Estate Operating Companies	4.7%
Others^	14.5%
Purchased Options**	0.0%
Short-Term Investments	5.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
^	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
**	Amount less than 0.01%.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000226242 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	REIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (REIFX)	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (a broad-based index) and the MSCI ACWI ex USA IMI Core Real Estate Index (a sector specific index) to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include real estate investment trusts (“REITs”), real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
Top Contributors to Performance
  By country, allocations to Hong Kong, Japan, and Singapore contributed to performance.
  By sub-industry, allocations to Real Estate Operating Companies, Internet Infrastructure, and Hotels contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included SUNeVision Holdings Ltd., Mandarin Oriental International Ltd., and Merlin Properties Socimi, S.A.
Top Detractors from Performance
  By country, the United Kingdom and the Philippines detracted from performance.
  By sub-industry, Multifamily REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included Unite Group PLC, Ayala Land Inc., and Shurgard Self Storage Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI World ex USA Index and the MSCI ACWI ex USA IMI Core Real Estate Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (REIFX)	16.99%	8.92%	6.79%
MSCI World ex USA Index	24.24%	13.33%	8.31%
MSCI ACWI ex USA IMI Core Real Estate Index	12.08%	3.19%	2.48%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 74,370,710
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 264,069
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$74,370,710
Total number of portfolio holdings	28
Total advisory fee paid, net	$264,069
Portfolio turnover rate, as of the end of the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	54.2%
Non-U.S. Real Estate Investment Trusts	31.3%
Non-U.S. Homebuilder	4.4%
Lodging & Hotels	3.3%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	6.2%
Other Assets less Liabilities	0.5%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
+	Includes Luxembourg, Spain, Singapore, Belgium, Brazil, Thailand, and Philippines.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
C000226241 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Z Class
Trading Symbol	REIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
Additional Information Phone Number	1-800-443-1021
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (REIZX)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (a broad-based index) and the MSCI ACWI ex USA IMI Core Real Estate Index (a sector specific index) to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include real estate investment trusts (“REITs”), real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
Top Contributors to Performance
  By country, allocations to Hong Kong, Japan, and Singapore contributed to performance.
  By sub-industry, allocations to Real Estate Operating Companies, Internet Infrastructure, and Hotels contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included SUNeVision Holdings Ltd., Mandarin Oriental International Ltd., and Merlin Properties Socimi, S.A.
Top Detractors from Performance
  By country, the United Kingdom and the Philippines detracted from performance.
  By sub-industry, Multifamily REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included Unite Group PLC, Ayala Land Inc., and Shurgard Self Storage Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from April 20, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI World ex USA Index and the MSCI ACWI ex USA IMI Core Real Estate Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (REIZX)	17.04%	8.91%	5.69%*
MSCI World ex USA Index	24.24%	13.33%	7.90%
MSCI ACWI ex USA IMI Core Real Estate Index	12.08%	3.19%	0.22%
*	Z Class commenced investment operations on April 20, 2018.

Performance Inception Date	Apr. 20, 2018
No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 74,370,710
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 264,069
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$74,370,710
Total number of portfolio holdings	28
Total advisory fee paid, net	$264,069
Portfolio turnover rate, as of the end of the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	54.2%
Non-U.S. Real Estate Investment Trusts	31.3%
Non-U.S. Homebuilder	4.4%
Lodging & Hotels	3.3%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	6.2%
Other Assets less Liabilities	0.5%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
+	Includes Luxembourg, Spain, Singapore, Belgium, Brazil, Thailand, and Philippines.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.